GS Mortgage-Backed Securities Trust 2021-PJ5 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)

Run Date - 5/5/2021 2:39:25 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	86	0.00%	508
Amortization Term	0	71	0.00%	508
Amortization Type	0	71	0.00%	508
Balloon Flag	0	491	0.00%	508
Borrower First Name	0	493	0.00%	508
Borrower FTHB	0	22	0.00%	508
Borrower Last Name	0	493	0.00%	508
Borrower SSN	0	491	0.00%	508
City	0	508	0.00%	508
Contract Sales Price	0	1	0.00%	508
Doc Type	0	15	0.00%	508
Escrow Account	0	277	0.00%	508
Has FTHB	0	189	0.00%	508
Initial Rate Lock Date	0	15	0.00%	508
Investor: Qualifying Total Debt Ratio	0	493	0.00%	508
Lender	0	491	0.00%	508
Lien Position	0	71	0.00%	508
LTV Valuation Value	0	15	0.00%	508
Margin	0	15	0.00%	508
Mortgage Type	0	25	0.00%	508
Note Date	0	71	0.00%	508
Occupancy	0	508	0.00%	508
Original CLTV	0	493	0.00%	508
Original Interest Rate	0	508	0.00%	508
Original Loan Amount	0	508	0.00%	508
Original LTV	0	508	0.00%	508
Original Term	0	15	0.00%	508
Originator Loan Designation	0	491	0.00%	508
PITIA Reserves Months	0	466	0.00%	508
Product Description	0	492	0.00%	508
Property Type	0	508	0.00%	508
Purpose	0	508	0.00%	508
Refi Purpose	1	84	1.19%	508
Representative FICO	1	508	0.20%	508
State	0	508	0.00%	508
Street	0	493	0.00%	508
Zip	0	493	0.00%	508
Total	2	11,495	0.00%	508